Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Research and development costs
Research and development costs	€ 8,304	€ 11,074	€ 29,716	€ 32,560